iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited)
June 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .8%
Axon Enterprise, Inc.
(a)
..................... 51,124 $ 15,042,726
Boeing Co. (The)
(a)
........................ 420,087 76,460,035
BWX Technologies, Inc. .................... 67,379 6,401,005
Curtiss-Wright Corp. ....................... 28,123 7,620,771
General Dynamics Corp. .................... 197,340 57,256,228
General Electric Co. ....................... 786,849 125,085,385
HEICO Corp.
(b)
.......................... 31,848 7,121,531
HEICO Corp. , Class A ...................... 58,398 10,366,813
Hexcel Corp. ............................ 60,524 3,779,724
Howmet Aerospace, Inc. .................... 292,790 22,729,288
Huntington Ingalls Industries, Inc. .............. 28,161 6,936,899
L3Harris Technologies, Inc. .................. 136,803 30,723,218
Loar Holdings, Inc.
(a)
....................... 7,491 400,094
Lockheed Martin Corp. ..................... 154,341 72,092,681
Northrop Grumman Corp. ................... 100,931 44,000,869
RTX Corp. ............................. 961,109 96,485,732
Spirit AeroSystems Holdings, Inc. , Class A
(a)
....... 84,742 2,785,470
Textron, Inc. ............................ 137,454 11,801,800
TransDigm Group, Inc. ..................... 39,354 50,279,064
Woodward, Inc. .......................... 43,665 7,614,303
654,983,636
a
Air Freight & Logistics  —  0 .4%
CH Robinson Worldwide, Inc. ................ 83,576 7,364,717
Expeditors International of Washington, Inc. ....... 101,973 12,725,211
FedEx Corp. ............................ 163,619 49,059,521
GXO Logistics, Inc.
(a)
...................... 84,101 4,247,101
United Parcel Service, Inc. , Class B ............ 526,345 72,030,313
145,426,863
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 195,721 13,782,673
BorgWarner, Inc. ......................... 168,148 5,421,091
Gentex Corp. ........................... 168,275 5,672,550
Lear Corp. ............................. 42,480 4,851,641
QuantumScape Corp. , Class A
(a) (b)
............. 253,601 1,247,717
30,975,672
a
Automobiles  —  1 .3%
Ford Motor Co. .......................... 2,837,060 35,576,732
General Motors Co. ....................... 819,519 38,074,853
Harley-Davidson, Inc. ...................... 91,176 3,058,043
Lucid Group, Inc.
(a) (b)
....................... 535,750 1,398,307
Rivian Automotive, Inc. , Class A
(a) (b)
............. 594,461 7,977,667
Tesla, Inc.
(a)
............................. 2,009,003 397,541,514
Thor Industries, Inc. ....................... 37,522 3,506,431
487,133,547
a
Banks  —  3 .3%
Bank of America Corp. ..................... 4,905,716 195,100,325
Bank OZK ............................. 76,284 3,127,644
BOK Financial Corp. ....................... 16,362 1,499,414
Citigroup, Inc. ........................... 1,385,282 87,909,996
Citizens Financial Group, Inc. ................ 330,085 11,892,962
Columbia Banking System, Inc. ............... 149,363 2,970,830
Comerica, Inc. ........................... 95,230 4,860,539
Commerce Bancshares, Inc. ................. 86,401 4,819,448
Cullen/Frost Bankers, Inc. ................... 42,345 4,303,522
East West Bancorp, Inc. .................... 101,102 7,403,699
Fifth Third Bancorp ....................... 493,508 18,008,107
First Citizens BancShares, Inc. , Class A .......... 8,616 14,505,984
First Hawaiian, Inc. ....................... 91,845 1,906,702
First Horizon Corp. ........................ 401,632 6,333,737
Security Shares Value
a
Banks (continued)
FNB Corp. ............................. 262,726 $ 3,594,092
Huntington Bancshares, Inc. ................. 1,049,915 13,837,880
JPMorgan Chase & Co. .................... 2,071,718 419,025,683
KeyCorp ............................... 668,558 9,500,209
M&T Bank Corp. ......................... 120,428 18,227,982
NU Holdings, Ltd. , Class A
(a)
................. 2,299,096 29,635,347
Pinnacle Financial Partners, Inc. ............... 55,975 4,480,239
PNC Financial Services Group, Inc. (The) ........ 286,957 44,616,074
Popular, Inc. ............................ 50,411 4,457,845
Prosperity Bancshares, Inc. .................. 62,678 3,832,133
Regions Financial Corp. .................... 663,715 13,300,848
Synovus Financial Corp. .................... 103,297 4,151,506
TFS Financial Corp. ....................... 42,874 541,070
Truist Financial Corp. ...................... 964,955 37,488,502
U.S. Bancorp ........................... 1,126,806 44,734,198
Webster Financial Corp. .................... 124,325 5,419,327
Wells Fargo & Co. ........................ 2,532,772 150,421,329
Western Alliance Bancorp ................... 80,157 5,035,463
Wintrust Financial Corp. .................... 43,330 4,270,605
Zions Bancorp NA ........................ 106,456 4,616,997
1,185,830,238
a
Beverages  —  1 .2%
Boston Beer Co., Inc. (The) , Class A , NVS
(a) (b)
...... 6,730 2,052,987
Brown-Forman Corp. , Class A ................ 35,621 1,571,955
Brown-Forman Corp. , Class B , NVS ............ 124,474 5,376,032
Celsius Holdings, Inc.
(a)
..................... 127,238 7,264,017
Coca-Cola Co. (The) ...................... 2,806,032 178,603,937
Coca-Cola Consolidated, Inc. ................. 4,238 4,598,230
Constellation Brands, Inc. , Class A ............. 115,158 29,627,850
Keurig Dr Pepper, Inc. ..................... 766,040 25,585,736
Molson Coors Beverage Co. , Class B ........... 127,434 6,477,470
Monster Beverage Corp.
(a)
................... 546,880 27,316,656
PepsiCo, Inc. ........................... 993,774 163,903,146
452,378,016
a
Biotechnology  —  2 .0%
AbbVie, Inc. ............................ 1,280,644 219,656,059
Alnylam Pharmaceuticals, Inc.
(a)
............... 91,278 22,180,554
Amgen, Inc. ............................ 388,509 121,389,637
Apellis Pharmaceuticals, Inc.
(a) (b)
............... 74,851 2,871,284
Biogen, Inc.
(a)
........................... 104,743 24,281,522
BioMarin Pharmaceutical, Inc.
(a)
............... 135,611 11,164,854
Cerevel Therapeutics Holdings, Inc.
(a)
........... 49,855 2,038,571
Exact Sciences Corp.
(a) (b)
.................... 128,526 5,430,224
Exelixis, Inc.
(a)
........................... 206,767 4,646,054
Gilead Sciences, Inc. ...................... 902,041 61,889,033
GRAIL, Inc.
(a)
........................... 19,928 306,293
Incyte Corp.
(a)
........................... 132,917 8,057,429
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 103,439 4,929,903
Moderna, Inc.
(a) (b)
......................... 233,490 27,726,937
Natera, Inc.
(a)
........................... 81,722 8,849,675
Neurocrine Biosciences, Inc.
(a)
................ 69,840 9,614,873
Regeneron Pharmaceuticals, Inc.
(a)
............. 75,533 79,387,449
Roivant Sciences, Ltd.
(a)
.................... 269,807 2,851,860
Sarepta Therapeutics, Inc.
(a) (b)
................ 65,869 10,407,302
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 57,078 2,345,906
United Therapeutics Corp.
(a)
.................. 31,544 10,048,341
Vertex Pharmaceuticals, Inc.
(a)
................ 187,332 87,806,255
Viking Therapeutics, Inc.
(a)
................... 75,988 4,028,124
731,908,139
a
Broadline Retail  —  3 .7%
Amazon.com, Inc.
(a)
....................... 6,715,014 1,297,676,455
Coupang, Inc.
(a) (b)
......................... 836,759 17,530,101

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Broadline Retail (continued)
Dillard's, Inc. , Class A ...................... 2,212 $ 974,143
eBay, Inc. .............................. 365,693 19,645,028
Etsy, Inc.
(a) (b)
............................ 83,970 4,952,550
Kohl's Corp. ............................ 79,598 1,829,958
Macy's, Inc. ............................ 195,154 3,746,957
Nordstrom, Inc. .......................... 79,127 1,679,075
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 45,551 4,471,742
1,352,506,009
a
Building Products  —  0 .7%
A O Smith Corp. ......................... 87,642 7,167,363
AAON, Inc. ............................. 49,354 4,305,643
Advanced Drainage Systems, Inc. ............. 47,976 7,694,871
Allegion PLC ............................ 63,172 7,463,772
Armstrong World Industries, Inc. ............... 31,001 3,510,553
AZEK Co., Inc. (The) , Class A
(a)
............... 104,527 4,403,722
Builders FirstSource, Inc.
(a)
.................. 86,662 11,994,887
Carlisle Companies, Inc. .................... 34,388 13,934,361
Carrier Global Corp. ....................... 606,262 38,243,007
Fortune Brands Innovations, Inc. .............. 92,148 5,984,091
Hayward Holdings, Inc.
(a)
.................... 102,996 1,266,851
Johnson Controls International PLC ............ 490,263 32,587,782
Lennox International, Inc. ................... 23,392 12,514,252
Masco Corp. ............................ 159,006 10,600,930
Owens Corning .......................... 62,286 10,820,324
Simpson Manufacturing Co., Inc. .............. 30,575 5,152,805
Trane Technologies PLC .................... 163,640 53,826,105
Trex Co., Inc.
(a)
.......................... 79,059 5,859,853
237,331,172
a
Capital Markets  —  3 .0%
Affiliated Managers Group, Inc. ............... 23,081 3,605,944
Ameriprise Financial, Inc. ................... 72,372 30,916,595
Ares Management Corp. , Class A .............. 128,821 17,169,263
Bank of New York Mellon Corp. (The) ........... 541,140 32,408,874
BlackRock, Inc.
(c)
......................... 106,693 84,001,533
Blackstone, Inc. , NVS ...................... 515,463 63,814,319
Blue Owl Capital, Inc. , Class A ................ 362,416 6,432,884
Carlyle Group, Inc. (The) .................... 152,965 6,141,545
Cboe Global Markets, Inc. ................... 76,531 13,014,862
Charles Schwab Corp. (The) ................. 1,077,575 79,406,502
CME Group, Inc. , Class A ................... 259,780 51,072,748
Coinbase Global, Inc. , Class A
(a) (b)
.............. 142,570 31,683,331
Evercore, Inc. , Class A ..................... 26,125 5,445,234
FactSet Research Systems, Inc. ............... 27,496 11,225,792
Franklin Resources, Inc. .................... 205,802 4,599,675
Goldman Sachs Group, Inc. (The) ............. 227,908 103,087,346
Houlihan Lokey, Inc. , Class A ................. 37,586 5,068,848
Interactive Brokers Group, Inc. , Class A .......... 76,062 9,325,201
Intercontinental Exchange, Inc. ............... 410,433 56,184,173
Invesco Ltd. ............................ 266,303 3,983,893
Janus Henderson Group PLC ................ 92,815 3,128,794
Jefferies Financial Group, Inc. ................ 131,143 6,525,676
KKR & Co., Inc. .......................... 486,724 51,222,834
Lazard, Inc. ............................ 78,722 3,005,606
LPL Financial Holdings, Inc. .................. 53,789 15,023,268
MarketAxess Holdings, Inc. .................. 26,905 5,395,260
Moody's Corp. ........................... 114,195 48,068,101
Morgan Stanley .......................... 839,036 81,545,909
Morningstar, Inc. ......................... 18,669 5,523,224
MSCI, Inc. , Class A ....................... 55,850 26,905,737
Nasdaq, Inc. ............................ 267,846 16,140,400
Northern Trust Corp. ....................... 146,277 12,284,342
Raymond James Financial, Inc. ............... 136,692 16,896,498
Robinhood Markets, Inc. , Class A
(a) (b)
............ 479,787 10,895,963
Security Shares Value
a
Capital Markets (continued)
S&P Global, Inc. ......................... 226,195 $ 100,882,970
SEI Investments Co. ....................... 73,649 4,764,354
State Street Corp. ........................ 219,136 16,216,064
Stifel Financial Corp. ...................... 71,810 6,042,811
T Rowe Price Group, Inc. ................... 158,480 18,274,329
TPG, Inc. , Class A ........................ 60,686 2,515,435
Tradeweb Markets, Inc. , Class A ............... 82,585 8,754,010
Virtu Financial, Inc. , Class A .................. 60,962 1,368,597
XP, Inc. , Class A ......................... 294,731 5,184,318
1,085,153,062
a
Chemicals  —  1 .4%
Air Products and Chemicals, Inc. .............. 160,395 41,389,930
Albemarle Corp. ......................... 84,670 8,087,678
Ashland, Inc. ............................ 36,329 3,432,727
Axalta Coating Systems Ltd.
(a)
................ 163,730 5,594,654
Celanese Corp. .......................... 80,469 10,854,463
CF Industries Holdings, Inc. .................. 135,200 10,021,024
Chemours Co. (The) ....................... 106,262 2,398,333
Corteva, Inc. ............................ 505,379 27,260,143
Dow, Inc. .............................. 508,509 26,976,403
DuPont de Nemours, Inc. ................... 302,169 24,321,583
Eastman Chemical Co. ..................... 85,542 8,380,550
Ecolab, Inc. ............................ 180,495 42,957,810
Element Solutions, Inc. ..................... 163,637 4,437,836
FMC Corp. ............................. 89,573 5,154,926
Huntsman Corp. ......................... 121,718 2,771,519
International Flavors & Fragrances, Inc. .......... 184,943 17,608,423
Linde PLC ............................. 347,261 152,381,600
LyondellBasell Industries NV , Class A ........... 188,132 17,996,707
Mosaic Co. (The) ......................... 231,099 6,678,761
NewMarket Corp. ......................... 4,477 2,308,207
Olin Corp. .............................. 88,662 4,180,413
PPG Industries, Inc. ....................... 168,781 21,247,840
RPM International, Inc. ..................... 93,234 10,039,437
Scotts Miracle-Gro Co. (The) , Class A ........... 31,796 2,068,648
Sherwin-Williams Co. (The) .................. 169,461 50,572,246
Westlake Corp. .......................... 23,559 3,411,814
512,533,675
a
Commercial Services & Supplies  —  0 .6%
Cintas Corp. ............................ 62,436 43,721,433
Clean Harbors, Inc.
(a)
...................... 37,307 8,436,978
Copart, Inc.
(a)
........................... 630,252 34,134,448
MSA Safety, Inc. ......................... 27,408 5,144,208
RB Global, Inc. .......................... 133,225 10,173,061
Republic Services, Inc. ..................... 148,295 28,819,650
Rollins, Inc. ............................. 201,861 9,848,798
Stericycle, Inc.
(a)
......................... 65,603 3,813,502
Tetra Tech, Inc. .......................... 38,101 7,790,893
Veralto Corp. ............................ 178,458 17,037,385
Vestis Corp. ............................ 83,076 1,016,020
Waste Management, Inc. .................... 289,805 61,826,999
231,763,375
a
Communications Equipment  —  0 .8%
Arista Networks, Inc.
(a)
..................... 186,203 65,260,427
Ciena Corp.
(a) (b)
.......................... 106,788 5,145,046
Cisco Systems, Inc. ....................... 2,930,797 139,242,165
F5, Inc.
(a)
.............................. 42,595 7,336,137
Juniper Networks, Inc. ..................... 234,128 8,536,307
Lumentum Holdings, Inc.
(a) (b)
................. 49,175 2,503,991
Motorola Solutions, Inc. .................... 119,080 45,970,834

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Communications Equipment (continued)
Ubiquiti, Inc. ............................ 3,028 $ 441,059
274,435,966
a
Construction & Engineering  —  0 .2%
AECOM ............................... 98,823 8,710,259
API Group Corp.
(a)
........................ 164,328 6,183,663
Comfort Systems USA, Inc. .................. 25,426 7,732,555
EMCOR Group, Inc. ....................... 33,701 12,303,561
MasTec, Inc.
(a)
........................... 44,686 4,780,955
MDU Resources Group, Inc. ................. 149,616 3,755,362
Quanta Services, Inc.
(b)
..................... 104,777 26,622,788
Valmont Industries, Inc. ..................... 15,035 4,126,356
WillScot Mobile Mini Holdings Corp. , Class A
(a) (b)
.... 135,349 5,094,536
79,310,035
a
Construction Materials  —  0 .2%
CRH PLC , ADR .......................... 496,461 37,224,646
Eagle Materials, Inc. ....................... 24,673 5,365,391
Martin Marietta Materials, Inc. ................ 44,308 24,006,074
Vulcan Materials Co. ...................... 95,631 23,781,517
90,377,628
a
Consumer Finance  —  0 .5%
Ally Financial, Inc. ........................ 194,919 7,732,437
American Express Co. ..................... 410,327 95,011,217
Capital One Financial Corp. .................. 273,629 37,883,935
Credit Acceptance Corp.
(a) (b)
.................. 4,442 2,286,209
Discover Financial Services .................. 181,486 23,740,184
OneMain Holdings, Inc. ..................... 83,967 4,071,560
SLM Corp. ............................. 161,855 3,364,965
SoFi Technologies, Inc.
(a) (b)
.................. 744,279 4,919,684
Synchrony Financial ....................... 289,697 13,670,801
192,680,992
a
Consumer Staples Distribution & Retail  —  1 .9%
Albertsons Companies, Inc. , Class A ............ 299,569 5,916,488
BJ's Wholesale Club Holdings, Inc.
(a)
............ 95,892 8,423,153
Casey's General Stores, Inc. ................. 26,735 10,201,006
Costco Wholesale Corp. .................... 320,425 272,358,046
Dollar General Corp. ...................... 159,207 21,051,942
Dollar Tree, Inc.
(a)
......................... 149,292 15,939,907
Grocery Outlet Holding Corp.
(a) (b)
............... 67,094 1,484,119
Kroger Co. (The) ......................... 475,990 23,766,181
Maplebear, Inc.
(a)
......................... 124,307 3,995,227
Performance Food Group Co.
(a)
............... 111,598 7,377,744
Sysco Corp. ............................ 359,878 25,691,690
Target Corp. ............................ 334,214 49,477,040
U.S. Foods Holding Corp.
(a)
.................. 166,686 8,831,024
Walgreens Boots Alliance, Inc. ................ 518,346 6,269,395
Walmart, Inc. ............................ 3,137,222 212,421,302
673,204,264
a
Containers & Packaging  —  0 .3%
Amcor PLC ............................. 1,043,390 10,204,354
AptarGroup, Inc. ......................... 48,009 6,760,147
Ardagh Group SA
(a)
....................... 12,001 76,686
Avery Dennison Corp. ...................... 57,858 12,650,652
Ball Corp. .............................. 222,588 13,359,732
Berry Global Group, Inc. .................... 84,250 4,958,113
Crown Holdings, Inc. ...................... 84,432 6,280,897
Graphic Packaging Holding Co. ............... 224,895 5,894,498
International Paper Co. ..................... 253,485 10,937,878
Packaging Corp. of America ................. 64,799 11,829,705
Sealed Air Corp. ......................... 104,029 3,619,169
Silgan Holdings, Inc. ....................... 57,525 2,435,033
Sonoco Products Co. ...................... 72,596 3,682,069
Security Shares Value
a
Containers & Packaging (continued)
Westrock Co. ........................... 186,381 $ 9,367,509
102,056,442
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 101,478 14,036,437
LKQ Corp. ............................. 195,438 8,128,267
Pool Corp. ............................. 26,934 8,277,626
30,442,330
a
Diversified Consumer Services  —  0 .1%
ADT, Inc. .............................. 186,185 1,415,006
Bright Horizons Family Solutions, Inc.
(a) (b)
......... 41,145 4,529,242
Duolingo, Inc. , Class A
(a)
.................... 26,490 5,527,668
Grand Canyon Education, Inc.
(a)
............... 21,193 2,965,113
H&R Block, Inc. .......................... 100,259 5,437,045
Service Corp. International .................. 104,278 7,417,294
27,291,368
a
Diversified REITs  —  0 .0%
WP Carey, Inc. .......................... 154,214 8,686,835
a
Diversified Telecommunication Services  —  0 .7%
AT&T, Inc. .............................. 5,188,890 99,159,688
Frontier Communications Parent, Inc.
(a) (b)
......... 182,026 4,765,440
Iridium Communications, Inc. ................. 89,653 2,386,563
Liberty Global, Ltd. , Class A
(a)
................ 119,833 2,088,689
Liberty Global, Ltd. , Class C
(a)
................ 124,282 2,218,434
Verizon Communications, Inc. ................ 3,046,049 125,619,061
236,237,875
a
Electric Utilities  —  1 .4%
Alliant Energy Corp. ....................... 185,723 9,453,301
American Electric Power Co., Inc. .............. 381,040 33,432,450
Avangrid, Inc. ........................... 50,528 1,795,260
Constellation Energy Corp. .................. 227,613 45,584,056
Duke Energy Corp. ....................... 557,667 55,894,963
Edison International ....................... 275,284 19,768,144
Entergy Corp. ........................... 154,196 16,498,972
Evergy, Inc. ............................. 161,439 8,551,424
Eversource Energy ....................... 253,043 14,350,069
Exelon Corp. ............................ 721,845 24,983,055
FirstEnergy Corp. ........................ 415,945 15,918,215
IDACORP, Inc. .......................... 35,922 3,346,134
NextEra Energy, Inc. ...................... 1,486,213 105,238,743
NRG Energy, Inc. ......................... 154,525 12,031,316
OGE Energy Corp. ........................ 148,123 5,287,991
PG&E Corp. ............................ 1,544,516 26,967,249
Pinnacle West Capital Corp. ................. 81,705 6,240,628
PPL Corp. ............................. 533,828 14,760,344
Southern Co. (The) ....................... 792,135 61,445,912
Xcel Energy, Inc. ......................... 399,055 21,313,528
502,861,754
a
Electrical Equipment  —  0 .8%
Acuity Brands, Inc. ........................ 22,296 5,383,146
AMETEK, Inc. ........................... 167,441 27,914,089
Eaton Corp. PLC ......................... 288,509 90,461,997
Emerson Electric Co. ...................... 412,926 45,487,928
GE Vernova, Inc.
(a)
........................ 196,395 33,683,706
Generac Holdings, Inc.
(a) (b)
................... 42,844 5,664,834
Hubbell, Inc. ............................ 39,061 14,276,014
nVent Electric PLC ........................ 118,732 9,096,059
Regal Rexnord Corp. ...................... 47,903 6,477,444
Rockwell Automation, Inc. ................... 82,774 22,786,027
Sensata Technologies Holding PLC ............ 110,065 4,115,330

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Electrical Equipment (continued)
Vertiv Holdings Co. , Class A ................. 258,680 $ 22,393,928
287,740,502
a
Electronic Equipment, Instruments & Components  —  0 .6%
Amphenol Corp. , Class A ................... 853,621 57,508,447
Arrow Electronics, Inc.
(a)
.................... 38,618 4,663,510
Avnet, Inc. ............................. 67,506 3,475,884
CDW Corp. ............................. 97,053 21,724,343
Cognex Corp. ........................... 124,458 5,819,656
Coherent Corp.
(a)
......................... 94,278 6,831,384
Corning, Inc. ............................ 553,825 21,516,101
Crane NXT Co. .......................... 34,967 2,147,673
IPG Photonics Corp.
(a)
..................... 21,548 1,818,436
Jabil, Inc. .............................. 84,838 9,229,526
Keysight Technologies, Inc.
(a)
................. 126,737 17,331,285
Littelfuse, Inc. ........................... 17,352 4,434,998
TD SYNNEX Corp. ........................ 54,474 6,286,299
Teledyne Technologies, Inc.
(a)
................. 33,745 13,092,385
Trimble, Inc.
(a)
........................... 177,917 9,949,119
Vontier Corp. ............................ 112,114 4,282,755
Zebra Technologies Corp. , Class A
(a)
............ 37,528 11,593,525
201,705,326
a
Energy Equipment & Services  —  0 .3%
Baker Hughes Co. , Class A .................. 725,939 25,531,275
Halliburton Co. .......................... 636,913 21,514,921
NOV, Inc. .............................. 289,134 5,496,437
Schlumberger Ltd. ........................ 1,031,554 48,668,718
TechnipFMC PLC ........................ 315,642 8,254,038
Weatherford International PLC
(a)
............... 52,161 6,387,115
115,852,504
a
Entertainment  —  1 .3%
Electronic Arts, Inc. ....................... 193,251 26,925,662
Liberty Media Corp.-Liberty Formula One , Series A
(a)
. 18,249 1,172,133
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 140,935 10,124,771
Liberty Media Corp.-Liberty Live , Series A
(a)
....... 13,963 523,752
Liberty Media Corp.-Liberty Live , Series C
(a)
....... 33,346 1,276,151
Live Nation Entertainment, Inc.
(a) (b)
............. 114,871 10,768,007
Madison Square Garden Sports Corp. , Class A
(a)
.... 13,721 2,581,332
Netflix, Inc.
(a)
............................ 309,285 208,730,261
Playtika Holding Corp. ..................... 16,941 133,326
ROBLOX Corp. , Class A
(a) (b)
.................. 369,114 13,734,732
Roku, Inc. , Class A
(a) (b)
..................... 92,148 5,522,429
Spotify Technology SA
(a)
.................... 104,899 32,916,257
Take-Two Interactive Software, Inc.
(a) (b)
.......... 119,665 18,606,711
TKO Group Holdings, Inc. , Class A ............. 57,031 6,158,778
Walt Disney Co. (The) ..................... 1,329,682 132,024,126
Warner Bros Discovery, Inc. , Series A
(a)
.......... 1,753,722 13,047,692
484,246,120
a
Financial Services  —  3 .9%
Affirm Holdings, Inc. , Class A
(a)
................ 164,048 4,955,890
Apollo Global Management, Inc. ............... 379,237 44,776,513
Berkshire Hathaway, Inc. , Class B
(a)
............ 1,323,042 538,213,486
Block, Inc. , Class A
(a) (b)
..................... 401,698 25,905,504
Corpay, Inc.
(a)
........................... 49,946 13,306,114
Equitable Holdings, Inc. .................... 245,826 10,044,450
Euronet Worldwide, Inc.
(a)
................... 31,822 3,293,577
Fidelity National Information Services, Inc. ........ 406,122 30,605,354
Fiserv, Inc.
(a)
............................ 420,944 62,737,494
Global Payments, Inc. ..................... 183,860 17,779,262
Jack Henry & Associates, Inc. ................ 53,246 8,839,901
Mastercard, Inc. , Class A .................... 597,363 263,532,661
Security Shares Value
a
Financial Services (continued)
MGIC Investment Corp. .................... 199,259 $ 4,294,031
PayPal Holdings, Inc.
(a)
..................... 756,124 43,877,876
Rocket Companies, Inc. , Class A
(a) (b)
............ 85,376 1,169,651
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 39,453 2,893,878
Toast, Inc. , Class A
(a) (b)
..................... 320,394 8,256,553
UWM Holdings Corp. , Class A ................ 67,419 467,214
Visa, Inc. , Class A ........................ 1,138,853 298,914,747
Voya Financial, Inc. ....................... 71,083 5,057,555
Western Union Co. (The) ................... 201,633 2,463,955
WEX, Inc.
(a)
............................. 30,567 5,414,638
1,396,800,304
a
Food Products  —  0 .7%
Archer-Daniels-Midland Co. .................. 356,293 21,537,912
Bunge Global SA ......................... 101,728 10,861,499
Campbell Soup Co. ....................... 140,870 6,365,915
Conagra Brands, Inc. ...................... 345,638 9,823,032
Darling Ingredients, Inc.
(a)
................... 114,175 4,195,931
Flowers Foods, Inc. ....................... 133,455 2,962,701
Freshpet, Inc.
(a)
.......................... 30,932 4,002,291
General Mills, Inc. ........................ 408,040 25,812,610
Hershey Co. (The) ........................ 106,577 19,592,050
Hormel Foods Corp. ....................... 210,980 6,432,780
Ingredion, Inc. ........................... 48,398 5,551,251
J M Smucker Co. (The) ..................... 74,117 8,081,718
Kellanova .............................. 190,390 10,981,695
Kraft Heinz Co. (The) ...................... 642,167 20,690,621
Lamb Weston Holdings, Inc. ................. 106,158 8,925,765
McCormick & Co., Inc. , NVS ................. 183,389 13,009,616
Mondelez International, Inc. , Class A ............ 967,846 63,335,842
Pilgrim's Pride Corp.
(a)
..................... 28,465 1,095,618
Post Holdings, Inc.
(a) (b)
...................... 36,676 3,820,172
Seaboard Corp. .......................... 145 458,307
Tyson Foods, Inc. , Class A .................. 201,471 11,512,053
259,049,379
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 109,693 12,795,688
National Fuel Gas Co. ..................... 64,453 3,492,708
UGI Corp. .............................. 151,065 3,459,389
19,747,785
a
Ground Transportation  —  1 .0%
Avis Budget Group, Inc. .................... 12,863 1,344,441
CSX Corp. ............................. 1,412,083 47,234,176
JB Hunt Transport Services, Inc. .............. 59,488 9,518,080
Knight-Swift Transportation Holdings, Inc. , Class A .. 111,852 5,583,652
Landstar System, Inc. ...................... 25,781 4,756,079
Lyft, Inc. , Class A
(a)
........................ 253,808 3,578,693
Norfolk Southern Corp. ..................... 163,316 35,062,312
Old Dominion Freight Line, Inc. ............... 141,953 25,068,900
Ryder System, Inc. ........................ 32,348 4,007,270
Saia, Inc.
(a) (b)
............................ 19,439 9,219,723
Schneider National, Inc. , Class B .............. 33,901 819,048
Uber Technologies, Inc.
(a)
................... 1,452,239 105,548,730
U-Haul Holding Co.
(a)
...................... 6,428 396,801
U-Haul Holding Co. , Series N , NVS
(b)
........... 72,461 4,349,109
Union Pacific Corp. ....................... 440,964 99,772,515
XPO, Inc.
(a)
............................. 83,577 8,871,699
365,131,228
a
Health Care Equipment & Supplies  —  2 .2%
Abbott Laboratories ....................... 1,250,208 129,909,113
Align Technology, Inc.
(a)
..................... 54,160 13,075,849
Baxter International, Inc. .................... 368,592 12,329,402

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Becton Dickinson & Co. .................... 208,921 $ 48,826,927
Boston Scientific Corp.
(a)
.................... 1,060,871 81,697,676
Cooper Cos., Inc. The
(a)
.................... 142,442 12,435,187
Dentsply Sirona, Inc. ...................... 153,383 3,820,771
Dexcom, Inc.
(a)
.......................... 285,854 32,410,127
Edwards Lifesciences Corp.
(a) (b)
............... 431,994 39,903,286
Enovis Corp.
(a) (b)
.......................... 39,827 1,800,180
Envista Holdings Corp.
(a)
.................... 119,737 1,991,226
GE HealthCare Technologies, Inc. ............. 303,708 23,664,927
Globus Medical, Inc. , Class A
(a)
............... 80,894 5,540,430
Hologic, Inc.
(a)
........................... 168,440 12,506,670
IDEXX Laboratories, Inc.
(a) (b)
................. 59,603 29,038,582
Inspire Medical Systems, Inc.
(a) (b)
.............. 21,550 2,884,037
Insulet Corp.
(a)
........................... 50,700 10,231,260
Intuitive Surgical, Inc.
(a)
..................... 255,345 113,590,223
Masimo Corp.
(a)
.......................... 31,171 3,925,676
Medtronic PLC .......................... 960,768 75,622,049
Penumbra, Inc.
(a) (b)
........................ 26,086 4,694,697
QuidelOrtho Corp.
(a)
....................... 38,433 1,276,744
ResMed, Inc. ........................... 105,763 20,245,153
Solventum Corp.
(a)
........................ 99,916 5,283,558
STERIS PLC ............................ 71,652 15,730,480
Stryker Corp. ........................... 261,596 89,008,039
Teleflex, Inc. ............................ 34,525 7,261,643
Zimmer Biomet Holdings, Inc. ................ 147,686 16,028,362
814,732,274
a
Health Care Providers & Services  —  2 .3%
Acadia Healthcare Co., Inc.
(a)
................. 65,534 4,426,166
Amedisys, Inc.
(a)
......................... 22,891 2,101,394
Cardinal Health, Inc. ....................... 176,000 17,304,320
Cencora, Inc. ........................... 121,475 27,368,318
Centene Corp.
(a)
......................... 386,527 25,626,740
Chemed Corp. ........................... 10,821 5,871,258
Cigna Group (The) ........................ 201,436 66,588,699
CVS Health Corp. ........................ 911,641 53,841,518
DaVita, Inc.
(a) (b)
.......................... 36,420 5,046,719
Elevance Health, Inc. ...................... 168,066 91,068,243
Encompass Health Corp. ................... 70,854 6,078,565
HCA Healthcare, Inc. ...................... 139,725 44,890,848
Henry Schein, Inc.
(a) (b)
...................... 93,703 6,006,362
Humana, Inc. ........................... 87,087 32,540,058
Labcorp Holdings, Inc. ..................... 61,595 12,535,198
McKesson Corp. ......................... 94,977 55,470,367
Molina Healthcare, Inc.
(a)
.................... 42,089 12,513,060
Premier, Inc. , Class A ...................... 87,017 1,624,607
Quest Diagnostics, Inc. ..................... 81,413 11,143,811
R1 RCM, Inc.
(a)
.......................... 109,945 1,380,909
Tenet Healthcare Corp.
(a)
.................... 70,014 9,313,962
UnitedHealth Group, Inc. .................... 664,761 338,536,187
Universal Health Services, Inc. , Class B ......... 41,800 7,730,074
839,007,383
a
Health Care REITs  —  0 .3%
Alexandria Real Estate Equities, Inc. ............ 126,311 14,774,598
Healthcare Realty Trust, Inc. , Class A ........... 272,211 4,486,037
Healthpeak Properties, Inc. .................. 512,356 10,042,177
Medical Properties Trust, Inc.
(b)
................ 423,015 1,823,195
Omega Healthcare Investors, Inc. .............. 177,699 6,086,191
Ventas, Inc. ............................ 290,638 14,898,104
Welltower, Inc. ........................... 427,643 44,581,783
96,692,085
a
Security Shares Value
a
Health Care Technology  —  0 .1%
Certara, Inc.
(a) (b)
.......................... 83,205 $ 1,152,389
Doximity, Inc. , Class A
(a) (b)
................... 81,975 2,292,841
Veeva Systems, Inc. , Class A
(a)
............... 105,046 19,224,469
22,669,699
a
Hotel & Resort REITs  —  0 .0%
Host Hotels & Resorts, Inc. .................. 507,821 9,130,621
Park Hotels & Resorts, Inc. .................. 149,611 2,241,173
11,371,794
a
Hotels, Restaurants & Leisure  —  2 .1%
Airbnb, Inc. , Class A
(a)
...................... 315,851 47,892,487
Aramark ............................... 189,367 6,442,265
Booking Holdings, Inc. ..................... 24,640 97,611,360
Boyd Gaming Corp. ....................... 49,315 2,717,257
Caesars Entertainment, Inc.
(a) (b)
............... 148,958 5,919,591
Carnival Corp.
(a)
.......................... 727,873 13,625,783
Cava Group, Inc.
(a) (b)
....................... 54,536 5,058,214
Chipotle Mexican Grill, Inc.
(a)
................. 987,193 61,847,641
Choice Hotels International, Inc.
(b)
.............. 20,656 2,458,064
Churchill Downs, Inc. ...................... 50,255 7,015,598
Darden Restaurants, Inc. ................... 86,614 13,106,430
Domino's Pizza, Inc. ....................... 25,148 12,984,667
DoorDash, Inc. , Class A
(a)
................... 250,617 27,262,117
DraftKings, Inc. , Class A
(a)
................... 321,048 12,254,402
Dutch Bros, Inc. , Class A
(a)
.................. 66,148 2,738,527
Expedia Group, Inc.
(a)
...................... 91,310 11,504,147
Hilton Worldwide Holdings, Inc. ............... 177,515 38,733,773
Hyatt Hotels Corp. , Class A
(b)
................. 31,894 4,845,336
Las Vegas Sands Corp. .................... 258,670 11,446,147
Light & Wonder, Inc.
(a)
...................... 65,168 6,834,820
Marriott International, Inc. , Class A ............. 169,710 41,030,787
Marriott Vacations Worldwide Corp. ............. 25,931 2,264,295
McDonald's Corp. ........................ 520,821 132,726,024
MGM Resorts International
(a)
................. 176,195 7,830,106
Norwegian Cruise Line Holdings Ltd.
(a) (b)
......... 310,144 5,827,606
Penn Entertainment, Inc.
(a) (b)
................. 113,233 2,191,625
Planet Fitness, Inc. , Class A
(a) (b)
............... 62,843 4,624,616
Royal Caribbean Cruises Ltd.
(a) (b)
.............. 169,996 27,102,462
Starbucks Corp. .......................... 818,999 63,759,072
Texas Roadhouse, Inc. ..................... 48,046 8,249,979
Travel + Leisure Co. ....................... 49,002 2,204,110
Vail Resorts, Inc. ......................... 27,652 4,980,955
Wendy's Co. (The) ........................ 127,057 2,154,887
Wingstop, Inc. ........................... 21,521 9,096,066
Wyndham Hotels & Resorts, Inc. .............. 57,938 4,287,412
Wynn Resorts Ltd. ........................ 74,545 6,671,777
Yum! Brands, Inc. ........................ 203,343 26,934,814
744,235,219
a
Household Durables  —  0 .4%
DR Horton, Inc. .......................... 214,266 30,196,507
Garmin Ltd. ............................. 111,976 18,243,130
Leggett & Platt, Inc. ....................... 99,187 1,136,683
Lennar Corp. , Class A ...................... 174,202 26,107,654
Lennar Corp. , Class B ..................... 8,234 1,148,066
Mohawk Industries, Inc.
(a)
................... 39,382 4,473,401
Newell Brands, Inc. ....................... 273,951 1,756,026
NVR, Inc.
(a)
............................. 2,115 16,049,805
PulteGroup, Inc. ......................... 151,122 16,638,532
SharkNinja, Inc. .......................... 47,776 3,590,367
Tempur Sealy International, Inc. ............... 123,398 5,841,661
Toll Brothers, Inc. ......................... 75,426 8,687,567
TopBuild Corp.
(a)
......................... 23,018 8,868,145

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Household Durables (continued)
Whirlpool Corp. .......................... 38,551 $ 3,939,912
146,677,456
a
Household Products  —  1 .1%
Church & Dwight Co., Inc. ................... 176,927 18,343,791
Clorox Co. (The) ......................... 89,496 12,213,519
Colgate-Palmolive Co. ..................... 587,353 56,996,735
Kimberly-Clark Corp. ...................... 242,994 33,581,771
Procter & Gamble Co. (The) ................. 1,705,565 281,281,780
Reynolds Consumer Products, Inc. ............. 38,837 1,086,659
Spectrum Brands Holdings, Inc. ............... 21,949 1,886,078
405,390,333
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ......................... 512,323 9,001,515
Brookfield Renewable Corp. , Class A ........... 94,981 2,695,561
Clearway Energy, Inc. , Class A ................ 24,946 565,276
Clearway Energy, Inc. , Class C ............... 59,900 1,478,931
Vistra Corp. ............................ 248,926 21,402,658
35,143,941
a
Industrial Conglomerates  —  0 .4%
3M Co. ................................ 398,582 40,731,094
Honeywell International, Inc. ................. 470,968 100,570,507
141,301,601
a
Industrial REITs  —  0 .3%
Americold Realty Trust, Inc. .................. 206,341 5,269,949
EastGroup Properties, Inc. .................. 33,204 5,648,001
First Industrial Realty Trust, Inc. ............... 95,470 4,535,780
Prologis, Inc. ............................ 667,898 75,011,624
Rexford Industrial Realty, Inc. ................ 152,836 6,814,957
STAG Industrial, Inc. ...................... 134,230 4,840,334
102,120,645
a
Insurance  —  2 .1%
Aflac, Inc. .............................. 413,241 36,906,554
Allstate Corp. (The) ....................... 189,795 30,302,670
American Financial Group, Inc. ............... 52,004 6,397,532
American International Group, Inc. ............. 486,920 36,148,941
Aon PLC , Class A ........................ 141,903 41,659,883
Arch Capital Group Ltd.
(a)
................... 260,187 26,250,266
Arthur J Gallagher & Co. .................... 156,114 40,481,921
Assurant, Inc. ........................... 38,543 6,407,774
Assured Guaranty Ltd. ..................... 39,878 3,076,588
Axis Capital Holdings Ltd. ................... 55,554 3,924,890
Brighthouse Financial, Inc.
(a)
................. 46,827 2,029,482
Brown & Brown, Inc. ....................... 171,499 15,333,726
Chubb Ltd. ............................. 292,442 74,596,105
Cincinnati Financial Corp. ................... 111,590 13,178,779
CNA Financial Corp. ....................... 17,851 822,396
Everest Group Ltd. ........................ 31,189 11,883,633
Fidelity National Financial, Inc. ................ 167,837 9,332,226
First American Financial Corp. ................ 73,563 3,968,724
Globe Life, Inc. .......................... 64,009 5,266,660
Hanover Insurance Group, Inc. (The) ........... 25,974 3,258,179
Hartford Financial Services Group, Inc. (The) ...... 214,480 21,563,819
Kemper Corp. ........................... 45,269 2,685,810
Kinsale Capital Group, Inc.
(b)
................. 15,739 6,063,922
Lincoln National Corp. ..................... 124,762 3,880,098
Loews Corp. ............................ 133,086 9,946,848
Markel Group, Inc.
(a)
....................... 9,258 14,587,460
Marsh & McLennan Companies, Inc. ............ 356,391 75,098,711
MetLife, Inc. ............................ 430,777 30,236,238
Old Republic International Corp. ............... 187,910 5,806,419
Primerica, Inc. ........................... 25,707 6,081,762
Security Shares Value
a
Insurance (continued)
Principal Financial Group, Inc. ................ 168,565 $ 13,223,924
Progressive Corp. (The) .................... 422,477 87,752,698
Prudential Financial, Inc. .................... 259,683 30,432,251
Reinsurance Group of America, Inc. ............ 47,493 9,748,888
RenaissanceRe Holdings Ltd. ................ 37,644 8,413,810
RLI Corp. .............................. 28,905 4,066,644
Ryan Specialty Holdings, Inc. , Class A ........... 70,697 4,094,063
Travelers Companies, Inc. (The) ............... 166,073 33,769,284
Unum Group ............................ 122,731 6,272,781
W R Berkley Corp. ........................ 146,314 11,497,354
White Mountains Insurance Group Ltd.
(b)
......... 1,860 3,380,457
Willis Towers Watson PLC ................... 73,877 19,366,117
779,196,287
a
Interactive Media & Services  —  6 .2%
Alphabet, Inc. , Class A ..................... 4,248,766 773,912,727
Alphabet, Inc. , Class C , NVS ................. 3,560,277 653,026,007
IAC, Inc.
(a) (b)
............................ 52,544 2,461,686
Match Group, Inc.
(a)
....................... 197,128 5,988,749
Meta Platforms, Inc. , Class A ................. 1,583,786 798,576,577
Pinterest, Inc. , Class A
(a) (b)
................... 424,173 18,693,304
TripAdvisor, Inc.
(a) (b)
....................... 75,507 1,344,780
Trump Media & Technology Group Corp.
(a)
........ 41,650 1,364,038
ZoomInfo Technologies, Inc.
(a) (b)
............... 224,346 2,864,898
2,258,232,766
a
IT Services  —  1 .2%
Accenture PLC , Class A .................... 453,574 137,618,887
Akamai Technologies, Inc.
(a)
.................. 108,461 9,770,167
Amdocs Ltd. ............................ 83,633 6,600,316
Cloudflare, Inc. , Class A
(a)
................... 214,041 17,729,016
Cognizant Technology Solutions Corp. , Class A ..... 359,598 24,452,664
DXC Technology Co.
(a) (b)
.................... 140,388 2,680,007
EPAM Systems, Inc.
(a)
...................... 40,155 7,553,557
Gartner, Inc.
(a)
........................... 54,488 24,468,381
Globant SA
(a)
............................ 30,147 5,374,004
GoDaddy, Inc. , Class A
(a)
.................... 102,532 14,324,746
International Business Machines Corp. .......... 663,135 114,689,198
Kyndryl Holdings, Inc.
(a)
..................... 165,246 4,347,622
MongoDB, Inc. , Class A
(a) (b)
.................. 49,298 12,322,528
Okta, Inc. , Class A
(a)
....................... 111,946 10,479,265
Snowflake, Inc. , Class A
(a)
................... 228,483 30,865,769
Twilio, Inc. , Class A
(a)
...................... 125,144 7,109,431
VeriSign, Inc.
(a)
.......................... 62,642 11,137,748
441,523,306
a
Leisure Products  —  0 .1%
Brunswick Corp. ......................... 50,685 3,688,347
Hasbro, Inc. ............................ 96,830 5,664,555
Mattel, Inc.
(a)
............................ 258,575 4,204,430
Polaris, Inc. ............................. 39,566 3,098,413
YETI Holdings, Inc.
(a) (b)
..................... 61,899 2,361,447
19,017,192
a
Life Sciences Tools & Services  —  1 .3%
10X Genomics, Inc. , Class A
(a) (b)
............... 65,875 1,281,269
Agilent Technologies, Inc. ................... 211,678 27,439,819
Avantor, Inc.
(a)
........................... 494,054 10,473,945
Azenta, Inc.
(a) (b)
.......................... 39,676 2,087,751
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
.......... 13,921 3,801,964
Bio-Techne Corp. ......................... 113,969 8,165,879
Bruker Corp. ............................ 72,898 4,651,621
Charles River Laboratories International, Inc.
(a)
..... 37,063 7,656,475
Danaher Corp. .......................... 478,674 119,596,699
Fortrea Holdings, Inc.
(a) (b)
.................... 65,751 1,534,628

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Life Sciences Tools & Services (continued)
Illumina, Inc.
(a)
........................... 115,624 $ 12,068,833
IQVIA Holdings, Inc.
(a)
...................... 130,181 27,525,471
Medpace Holdings, Inc.
(a)
................... 18,314 7,542,621
Mettler-Toledo International, Inc.
(a)
............. 15,270 21,341,199
QIAGEN NV
(a)
........................... 159,783 6,565,484
Repligen Corp.
(a) (b)
........................ 40,632 5,122,070
Revvity, Inc. ............................ 89,461 9,380,880
Sotera Health Co.
(a) (b)
...................... 90,544 1,074,757
Thermo Fisher Scientific, Inc. ................. 276,067 152,665,051
Waters Corp.
(a)
.......................... 42,734 12,397,988
West Pharmaceutical Services, Inc. ............ 52,405 17,261,683
459,636,087
a
Machinery  —  1 .7%
AGCO Corp. ............................ 46,097 4,511,974
Allison Transmission Holdings, Inc. ............. 63,128 4,791,415
Caterpillar, Inc. .......................... 353,441 117,731,197
CNH Industrial N.V. ....................... 630,627 6,388,252
Crane Co. .............................. 34,967 5,069,516
Cummins, Inc. ........................... 99,216 27,475,887
Deere & Co. ............................ 184,083 68,778,931
Donaldson Co., Inc. ....................... 87,400 6,254,344
Dover Corp. ............................ 99,043 17,872,309
Esab Corp. ............................. 41,009 3,872,480
Flowserve Corp. ......................... 96,035 4,619,284
Fortive Corp. ............................ 254,266 18,841,111
Gates Industrial Corp. PLC
(a) (b)
................ 132,719 2,098,287
Graco, Inc. ............................. 122,379 9,702,207
IDEX Corp. ............................. 55,271 11,120,525
Illinois Tool Works, Inc. ..................... 213,993 50,707,781
Ingersoll Rand, Inc.
(b)
...................... 291,571 26,486,310
ITT, Inc. ............................... 59,674 7,708,687
Lincoln Electric Holdings, Inc. ................ 40,416 7,624,074
Middleby Corp. (The)
(a) (b)
.................... 38,288 4,694,492
Nordson Corp. ........................... 41,295 9,577,962
Oshkosh Corp. .......................... 46,806 5,064,409
Otis Worldwide Corp. ...................... 291,888 28,097,139
PACCAR, Inc. ........................... 372,269 38,321,371
Parker-Hannifin Corp. ...................... 92,441 46,757,582
Pentair PLC ............................ 120,257 9,220,104
RBC Bearings, Inc.
(a) (b)
..................... 20,362 5,493,260
Snap-on, Inc. ........................... 37,407 9,777,816
Stanley Black & Decker, Inc. ................. 112,178 8,961,901
Timken Co. (The) ......................... 44,724 3,583,734
Toro Co. (The) ........................... 75,071 7,019,889
Westinghouse Air Brake Technologies Corp. ....... 126,376 19,973,727
Xylem, Inc. ............................. 171,895 23,314,119
621,512,076
a
Marine Transportation  —  0 .0%
Kirby Corp.
(a)
............................ 42,318 5,066,734
a
Media  —  0 .6%
Charter Communications, Inc. , Class A
(a) (b)
........ 67,781 20,263,808
Comcast Corp. , Class A .................... 2,812,917 110,153,830
Fox Corp. , Class A , NVS .................... 171,713 5,901,776
Fox Corp. , Class B ........................ 95,945 3,072,159
Interpublic Group of Companies, Inc. (The) ....... 272,133 7,916,349
Liberty Broadband Corp. , Class A
(a)
............. 12,021 656,346
Liberty Broadband Corp. , Class C , NVS
(a)
........ 79,690 4,368,606
Liberty Media Corp.-Liberty SiriusXM , Series A
(a) (b)
... 53,517 1,185,402
Liberty Media Corp.-Liberty SiriusXM , Series C , NVS
(a)
109,802 2,433,212
New York Times Co. (The) , Class A ............. 117,762 6,030,592
News Corp. , Class A , NVS .................. 276,393 7,620,155
News Corp. , Class B ...................... 83,709 2,376,498
Security Shares Value
a
Media (continued)
Nexstar Media Group, Inc. ................... 23,396 $ 3,883,970
Omnicom Group, Inc. ...................... 139,892 12,548,312
Paramount Global , Class A
(b)
................. 8,468 155,642
Paramount Global , Class B , NVS .............. 419,820 4,361,930
Sirius XM Holdings, Inc.
(b)
................... 455,163 1,288,111
Trade Desk, Inc. (The) , Class A
(a) (b)
............. 319,957 31,250,200
225,466,898
a
Metals & Mining  —  0 .5%
Alcoa Corp. ............................. 128,942 5,129,313
ATI, Inc.
(a)
.............................. 89,095 4,940,318
Cleveland-Cliffs, Inc.
(a) (b)
.................... 338,090 5,203,205
Freeport-McMoRan, Inc. .................... 1,033,476 50,226,934
MP Materials Corp. , Class A
(a) (b)
............... 74,825 952,522
Newmont Corp. .......................... 834,142 34,925,525
Nucor Corp. ............................ 173,203 27,379,930
Reliance, Inc. ........................... 41,762 11,927,227
Royal Gold, Inc. .......................... 47,199 5,907,427
Southern Copper Corp. ..................... 62,413 6,724,377
Steel Dynamics, Inc. ....................... 107,379 13,905,580
United States Steel Corp. ................... 161,110 6,089,958
173,312,316
a
Mortgage REITs  —  0 .1%
AGNC Investment Corp. .................... 503,946 4,807,645
Annaly Capital Management, Inc. .............. 365,001 6,956,919
Rithm Capital Corp. ....................... 346,452 3,779,791
Starwood Property Trust, Inc. ................. 218,834 4,144,716
19,689,071
a
Multi-Utilities  —  0 .5%
Ameren Corp. ........................... 191,781 13,637,547
CenterPoint Energy, Inc. .................... 455,499 14,111,359
CMS Energy Corp. ........................ 212,812 12,668,698
Consolidated Edison, Inc. ................... 251,903 22,525,166
Dominion Energy, Inc. ...................... 607,052 29,745,548
DTE Energy Co. ......................... 149,977 16,648,947
NiSource, Inc. ........................... 324,003 9,334,526
Public Service Enterprise Group, Inc. ........... 361,408 26,635,770
Sempra ............................... 456,931 34,754,172
WEC Energy Group, Inc. .................... 228,870 17,957,140
198,018,873
a
Office REITs  —  0 .0%
BXP, Inc. .............................. 112,911 6,950,801
Cousins Properties, Inc. .................... 111,043 2,570,646
Highwoods Properties, Inc. .................. 78,374 2,058,885
Kilroy Realty Corp. ........................ 83,014 2,587,546
Vornado Realty Trust ...................... 128,617 3,381,341
17,549,219
a
Oil, Gas & Consumable Fuels  —  3 .4%
Antero Midstream Corp. .................... 244,462 3,603,370
Antero Resources Corp.
(a)
................... 208,351 6,798,493
APA Corp. ............................. 264,457 7,785,614
Cheniere Energy, Inc. ...................... 165,945 29,012,164
Chesapeake Energy Corp. .................. 94,811 7,792,516
Chevron Corp. ........................... 1,245,341 194,796,239
Chord Energy Corp. ....................... 44,665 7,489,427
Civitas Resources, Inc. ..................... 72,156 4,978,764
ConocoPhillips .......................... 846,943 96,873,340
Coterra Energy, Inc. ....................... 535,988 14,294,800
Devon Energy Corp. ....................... 454,637 21,549,794
Diamondback Energy, Inc. ................... 129,190 25,862,546
DT Midstream, Inc. ........................ 72,050 5,117,712
EOG Resources, Inc. ...................... 415,810 52,338,005

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
EQT Corp. ............................. 316,600 $ 11,707,868
Exxon Mobil Corp. ........................ 3,243,986 373,447,668
Hess Corp. ............................. 202,456 29,866,309
HF Sinclair Corp. ......................... 116,387 6,208,083
Kinder Morgan, Inc. , Class P ................. 1,400,758 27,833,061
Marathon Oil Corp. ........................ 412,616 11,829,701
Marathon Petroleum Corp. .................. 254,487 44,148,405
Matador Resources Co. .................... 84,895 5,059,742
New Fortress Energy, Inc. , Class A
(b)
............ 46,663 1,025,653
Occidental Petroleum Corp. .................. 460,445 29,021,848
ONEOK, Inc. ............................ 422,668 34,468,575
Ovintiv, Inc. ............................. 193,715 9,079,422
Permian Resources Corp. , Class A ............. 453,651 7,326,464
Phillips 66 .............................. 306,174 43,222,584
Range Resources Corp. .................... 169,390 5,679,647
Southwestern Energy Co.
(a)
.................. 794,695 5,348,297
Targa Resources Corp. ..................... 158,779 20,447,560
Texas Pacific Land Corp. .................... 13,416 9,850,966
Valero Energy Corp. ....................... 235,563 36,926,856
Viper Energy, Inc. ........................ 65,975 2,476,042
Williams Companies, Inc. (The) ............... 879,377 37,373,522
1,230,641,057
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ..................... 46,202 3,803,811
a
Passenger Airlines  —  0 .2%
Alaska Air Group, Inc.
(a)
..................... 91,970 3,715,588
American Airlines Group, Inc.
(a) (b)
.............. 477,586 5,411,049
Delta Air Lines, Inc. ....................... 468,224 22,212,547
Southwest Airlines Co. ..................... 433,434 12,400,547
United Airlines Holdings, Inc.
(a)
................ 235,943 11,480,986
55,220,717
a
Personal Care Products  —  0 .2%
BellRing Brands, Inc.
(a)
..................... 94,101 5,376,931
Coty, Inc. , Class A
(a) (b)
...................... 280,405 2,809,658
elf Beauty, Inc.
(a)
......................... 38,193 8,048,029
Estee Lauder Companies, Inc. (The) , Class A ...... 167,317 17,802,529
Kenvue, Inc. ............................ 1,383,673 25,155,175
59,192,322
a
Pharmaceuticals  —  3 .6%
Bristol-Myers Squibb Co. .................... 1,466,097 60,887,008
Catalent, Inc.
(a)
.......................... 132,659 7,459,416
Elanco Animal Health, Inc.
(a)
.................. 352,689 5,089,302
Eli Lilly & Co. ........................... 614,838 556,662,029
Intra-Cellular Therapies, Inc.
(a)
................ 74,311 5,089,560
Jazz Pharmaceuticals PLC
(a)
................. 44,802 4,781,718
Johnson & Johnson ....................... 1,743,714 254,861,238
Merck & Co., Inc. ......................... 1,832,877 226,910,173
Organon & Co. .......................... 190,902 3,951,671
Perrigo Co. PLC ......................... 98,770 2,536,414
Pfizer, Inc. ............................. 4,098,044 114,663,271
Royalty Pharma PLC , Class A ................ 282,724 7,455,432
Viatris, Inc. ............................. 867,580 9,222,375
Zoetis, Inc. , Class A ....................... 330,534 57,301,374
1,316,870,981
a
Professional Services  —  0 .8%
Automatic Data Processing, Inc. ............... 297,116 70,918,618
Booz Allen Hamilton Holding Corp. , Class A ....... 92,581 14,248,216
Broadridge Financial Solutions, Inc. ............ 85,543 16,851,971
CACI International, Inc. , Class A
(a)
............. 15,877 6,829,174
Clarivate PLC
(a) (b)
......................... 294,864 1,677,776
Concentrix Corp. ......................... 32,805 2,075,900
Security Shares Value
a
Professional Services (continued)
Dayforce, Inc.
(a) (b)
......................... 108,973 $ 5,405,061
Dun & Bradstreet Holdings, Inc. ............... 196,220 1,816,997
Equifax, Inc. ............................ 88,849 21,542,329
FTI Consulting, Inc.
(a) (b)
..................... 24,069 5,187,592
Genpact Ltd. ............................ 131,882 4,245,282
Jacobs Solutions, Inc. ...................... 90,907 12,700,617
KBR, Inc. .............................. 98,675 6,329,015
Leidos Holdings, Inc. ...................... 97,396 14,208,128
ManpowerGroup, Inc. ...................... 34,115 2,381,227
Parsons Corp.
(a)
.......................... 33,007 2,700,303
Paychex, Inc. ........................... 232,408 27,554,292
Paycom Software, Inc. ..................... 37,326 5,339,111
Paycor HCM, Inc.
(a)
....................... 50,413 640,245
Paylocity Holding Corp.
(a) (b)
.................. 30,290 3,993,737
Robert Half, Inc. ......................... 74,588 4,772,140
Science Applications International Corp. ......... 37,526 4,411,181
SS&C Technologies Holdings, Inc. ............. 155,230 9,728,264
TransUnion
(b)
............................ 139,949 10,378,618
Verisk Analytics, Inc. ....................... 103,442 27,882,791
283,818,585
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a)
................. 220,664 19,663,369
CoStar Group, Inc.
(a)
....................... 292,658 21,697,664
Howard Hughes Holdings, Inc.
(a) (b)
.............. 23,846 1,545,698
Jones Lang LaSalle, Inc.
(a)
................... 34,666 7,116,236
Zillow Group, Inc. , Class A
(a)
................. 33,966 1,529,829
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 110,967 5,147,759
56,700,555
a
Residential REITs  —  0 .3%
American Homes 4 Rent , Class A .............. 244,898 9,100,410
AvalonBay Communities, Inc. ................ 102,495 21,205,191
Camden Property Trust ..................... 75,577 8,246,207
Equity LifeStyle Properties, Inc. ............... 129,811 8,454,591
Equity Residential ........................ 270,451 18,753,072
Essex Property Trust, Inc. ................... 46,141 12,559,580
Invitation Homes, Inc. ...................... 446,488 16,024,454
Mid-America Apartment Communities, Inc. ........ 84,717 12,081,491
Sun Communities, Inc. ..................... 88,759 10,681,258
UDR, Inc. .............................. 238,375 9,809,131
126,915,385
a
Retail REITs  —  0 .3%
Agree Realty Corp. ....................... 71,947 4,456,397
Brixmor Property Group, Inc. ................. 222,182 5,130,182
Federal Realty Investment Trust ............... 59,234 5,980,857
Kimco Realty Corp. ....................... 477,337 9,288,978
NNN REIT, Inc. .......................... 134,062 5,711,041
Realty Income Corp. ....................... 622,709 32,891,490
Regency Centers Corp. .................... 130,311 8,105,344
Simon Property Group, Inc. .................. 233,761 35,484,920
107,049,209
a
Semiconductors & Semiconductor Equipment  —  11 .0%
Advanced Micro Devices, Inc.
(a)
............... 1,163,588 188,745,609
Allegro MicroSystems, Inc.
(a) (b)
................ 54,177 1,529,958
Amkor Technology, Inc. ..................... 81,476 3,260,670
Analog Devices, Inc. ....................... 358,148 81,750,862
Applied Materials, Inc. ..................... 601,362 141,915,418
Astera Labs, Inc.
(a)
........................ 15,872 960,415
Broadcom, Inc. .......................... 328,687 527,716,839
Cirrus Logic, Inc.
(a)
........................ 39,126 4,994,825
Enphase Energy, Inc.
(a) (b)
.................... 95,198 9,492,193
Entegris, Inc. ............................ 108,449 14,683,995

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
First Solar, Inc.
(a)
......................... 77,396 $ 17,449,702
GlobalFoundries, Inc.
(a) (b)
.................... 67,371 3,406,278
Intel Corp. ............................. 3,080,188 95,393,422
KLA Corp. .............................. 97,352 80,267,698
Lam Research Corp. ...................... 94,386 100,506,932
Lattice Semiconductor Corp.
(a) (b)
............... 98,834 5,731,384
MACOM Technology Solutions Holdings, Inc.
(a)
..... 40,255 4,487,225
Marvell Technology, Inc. .................... 618,851 43,257,685
Microchip Technology, Inc. ................... 383,163 35,059,415
Micron Technology, Inc. ..................... 794,728 104,530,574
MKS Instruments, Inc. ..................... 47,686 6,226,838
Monolithic Power Systems, Inc. ............... 33,927 27,877,137
NVIDIA Corp. ........................... 17,190,926 2,123,766,998
ON Semiconductor Corp.
(a) (b)
................. 313,257 21,473,767
Onto Innovation, Inc.
(a)
..................... 35,334 7,757,933
Qorvo, Inc.
(a)
............................ 69,549 8,070,466
QUALCOMM, Inc. ........................ 807,149 160,767,938
Skyworks Solutions, Inc. .................... 116,490 12,415,504
Teradyne, Inc. ........................... 110,601 16,401,022
Texas Instruments, Inc. ..................... 657,935 127,988,096
Universal Display Corp. .................... 33,574 7,058,933
Wolfspeed, Inc.
(a) (b)
........................ 88,662 2,017,947
3,986,963,678
a
Software  —  10 .9%
Adobe, Inc.
(a)
............................ 323,803 179,885,518
ANSYS, Inc.
(a)
........................... 63,181 20,312,691
Appfolio, Inc. , Class A
(a)
.................... 15,838 3,873,500
AppLovin Corp. , Class A
(a)
................... 189,477 15,768,276
Aspen Technology, Inc.
(a) (b)
................... 20,287 4,029,607
Atlassian Corp. , Class A
(a)
................... 112,632 19,922,348
Autodesk, Inc.
(a) (b)
......................... 156,257 38,665,795
Bentley Systems, Inc. , Class B
(b)
............... 101,188 4,994,640
BILL Holdings, Inc.
(a)
....................... 73,866 3,886,829
Cadence Design Systems, Inc.
(a)
.............. 196,546 60,487,031
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 282,976 3,143,863
Confluent, Inc. , Class A
(a) (b)
.................. 174,590 5,155,643
Crowdstrike Holdings, Inc. , Class A
(a)
............ 157,631 60,402,623
Datadog, Inc. , Class A
(a)
.................... 215,946 28,006,037
DocuSign, Inc.
(a)
......................... 145,606 7,789,921
Dolby Laboratories, Inc. , Class A .............. 41,416 3,281,390
DoubleVerify Holdings, Inc.
(a)
................. 99,406 1,935,435
Dropbox, Inc. , Class A
(a)
.................... 185,837 4,175,757
Dynatrace, Inc.
(a)
......................... 187,987 8,410,538
Elastic NV
(a)
............................ 58,627 6,678,201
Fair Isaac Corp.
(a)
......................... 17,374 25,863,979
Five9, Inc.
(a) (b)
........................... 51,911 2,289,275
Fortinet, Inc.
(a)
........................... 456,074 27,487,580
Gen Digital, Inc. .......................... 405,255 10,123,270
Gitlab, Inc. , Class A
(a)
...................... 85,601 4,256,082
Guidewire Software, Inc.
(a) (b)
.................. 59,736 8,236,997
HashiCorp, Inc. , Class A
(a)
................... 68,849 2,319,523
HubSpot, Inc.
(a)
.......................... 35,261 20,796,585
Informatica, Inc. , Class A
(a) (b)
................. 46,127 1,424,402
Intuit, Inc. .............................. 197,375 129,716,824
Manhattan Associates, Inc.
(a)
................. 44,261 10,918,303
Microsoft Corp. .......................... 5,375,721 2,402,678,501
MicroStrategy, Inc. , Class A
(a)
................. 11,282 15,540,729
nCino, Inc.
(a) (b)
........................... 49,896 1,569,229
Nutanix, Inc. , Class A
(a) (b)
.................... 176,464 10,031,978
Oracle Corp. ............................ 1,135,386 160,316,503
Palantir Technologies, Inc. , Class A
(a)
........... 1,453,745 36,823,361
Palo Alto Networks, Inc.
(a) (b)
.................. 221,770 75,182,248
Pegasystems, Inc.
(b)
....................... 29,993 1,815,476
Procore Technologies, Inc.
(a)
................. 76,074 5,044,467
Security Shares Value
a
Software (continued)
PTC, Inc.
(a)
............................. 83,613 $ 15,189,974
RingCentral, Inc. , Class A
(a)
.................. 61,977 1,747,751
Roper Technologies, Inc. .................... 76,962 43,380,401
Salesforce, Inc. .......................... 677,797 174,261,609
SentinelOne, Inc. , Class A
(a)
.................. 172,878 3,639,082
ServiceNow, Inc.
(a)
........................ 148,046 116,463,347
Smartsheet, Inc. , Class A
(a)
.................. 92,802 4,090,712
Synopsys, Inc.
(a)
......................... 110,469 65,735,683
Teradata Corp.
(a)
......................... 73,125 2,527,200
Tyler Technologies, Inc.
(a)
................... 30,242 15,205,073
UiPath, Inc. , Class A
(a)
..................... 275,725 3,496,193
Unity Software, Inc.
(a) (b)
..................... 212,264 3,451,413
Workday, Inc. , Class A
(a) (b)
................... 152,919 34,186,572
Zoom Video Communications, Inc. , Class A
(a)
...... 180,054 10,657,396
Zscaler, Inc.
(a) (b)
.......................... 64,298 12,357,433
3,939,630,794
a
Specialized REITs  —  0 .9%
American Tower Corp. ..................... 338,414 65,780,913
Crown Castle, Inc. ........................ 315,316 30,806,373
CubeSmart ............................. 161,051 7,274,674
Digital Realty Trust, Inc. .................... 233,327 35,477,370
EPR Properties .......................... 52,949 2,222,799
Equinix, Inc. ............................ 68,530 51,849,798
Extra Space Storage, Inc. ................... 151,550 23,552,386
Gaming and Leisure Properties, Inc. ............ 187,080 8,457,887
Iron Mountain, Inc. ........................ 210,463 18,861,694
Lamar Advertising Co. , Class A ............... 63,827 7,629,241
National Storage Affiliates Trust ............... 54,601 2,250,653
Public Storage ........................... 113,580 32,671,287
Rayonier, Inc. ........................... 105,864 3,079,584
SBA Communications Corp. , Class A ............ 78,111 15,333,189
VICI Properties, Inc. ....................... 751,317 21,517,719
Weyerhaeuser Co. ........................ 532,632 15,121,423
341,886,990
a
Specialty Retail  —  1 .9%
Advance Auto Parts, Inc. .................... 43,582 2,760,048
AutoNation, Inc.
(a) (b)
....................... 18,587 2,962,396
AutoZone, Inc.
(a) (b)
........................ 12,492 37,027,537
Bath & Body Works, Inc. .................... 164,294 6,415,681
Best Buy Co., Inc. ........................ 155,721 13,125,723
Burlington Stores, Inc.
(a)
.................... 45,791 10,989,840
CarMax, Inc.
(a) (b)
.......................... 114,338 8,385,549
Carvana Co. , Class A
(a)
..................... 76,200 9,808,464
Dick's Sporting Goods, Inc. .................. 41,019 8,812,932
Five Below, Inc.
(a)
......................... 39,378 4,291,021
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 76,215 7,576,533
GameStop Corp. , Class A
(a) (b)
................. 192,150 4,744,183
Gap, Inc. (The) .......................... 142,383 3,401,530
Home Depot, Inc. (The) .................... 716,937 246,798,393
Lithia Motors, Inc. ........................ 19,993 5,047,233
Lowe's Companies, Inc. .................... 413,862 91,240,017
Murphy USA, Inc. ........................ 13,566 6,368,694
O'Reilly Automotive, Inc.
(a) (b)
.................. 42,357 44,731,533
Penske Automotive Group, Inc. ............... 14,432 2,150,657
RH
(a) (b)
................................ 11,274 2,755,817
Ross Stores, Inc. ......................... 237,682 34,539,948
TJX Companies, Inc. (The) .................. 819,073 90,179,937
Tractor Supply Co. ........................ 77,802 21,006,540
Ulta Beauty, Inc.
(a)
........................ 34,585 13,345,314
Valvoline, Inc.
(a)
.......................... 94,275 4,072,680
Wayfair, Inc. , Class A
(a) (b)
.................... 62,851 3,314,133

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Specialty Retail (continued)
Williams-Sonoma, Inc. ..................... 46,048 $ 13,002,574
698,854,907
a
Technology Hardware, Storage & Peripherals  —  6 .5%
Apple, Inc. ............................. 10,507,969 2,213,188,431
Dell Technologies, Inc. , Class C ............... 178,942 24,677,891
Hewlett Packard Enterprise Co. ............... 944,917 20,003,893
HP, Inc. ............................... 706,672 24,747,653
NetApp, Inc. ............................ 149,986 19,318,197
Pure Storage, Inc. , Class A
(a)
................. 208,688 13,399,857
Super Micro Computer, Inc.
(a)
................. 35,769 29,307,330
Western Digital Corp.
(a)
..................... 236,913 17,950,898
2,362,594,150
a
Textiles, Apparel & Luxury Goods  —  0 .4%
Amer Sports, Inc.
(a)
........................ 87,491 1,099,762
Birkenstock Holding PLC
(a)
.................. 18,166 988,412
Capri Holdings Ltd.
(a)
...................... 82,526 2,729,960
Carter's, Inc. ............................ 26,810 1,661,416
Columbia Sportswear Co. ................... 25,179 1,991,155
Crocs, Inc.
(a) (b)
........................... 43,745 6,384,145
Deckers Outdoor Corp.
(a)
.................... 18,411 17,820,927
Lululemon Athletica, Inc.
(a)
................... 87,190 26,043,653
Nike, Inc. , Class B ........................ 869,407 65,527,206
PVH Corp.
(b)
............................ 41,378 4,380,689
Ralph Lauren Corp. , Class A ................. 28,550 4,997,963
Skechers USA, Inc. , Class A
(a)
................ 97,960 6,770,995
Tapestry, Inc. ............................ 165,588 7,085,511
Under Armour, Inc. , Class A
(a) (b)
............... 141,640 944,739
Under Armour, Inc. , Class C
(a) (b)
............... 141,706 925,340
VF Corp. .............................. 255,725 3,452,287
152,804,160
a
Tobacco  —  0 .5%
Altria Group, Inc. ......................... 1,242,264 56,585,125
Philip Morris International, Inc. ................ 1,123,621 113,856,516
170,441,641
a
Trading Companies & Distributors  —  0 .4%
Air Lease Corp. , Class A .................... 74,492 3,540,605
Core & Main, Inc. , Class A
(a)
.................. 119,863 5,866,095
Fastenal Co. ............................ 413,845 26,006,020
Ferguson PLC ........................... 146,171 28,306,014
Security Shares Value
a
Trading Companies & Distributors (continued)
MSC Industrial Direct Co., Inc. , Class A .......... 34,115 $ 2,705,661
SiteOne Landscape Supply, Inc.
(a) (b)
............. 32,959 4,001,552
United Rentals, Inc. ....................... 47,981 31,030,752
Watsco, Inc. ............................ 24,527 11,361,888
WESCO International, Inc. ................... 31,771 5,036,339
WW Grainger, Inc. ........................ 31,434 28,361,012
146,215,938
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 142,244 18,372,235
Essential Utilities, Inc. ...................... 182,622 6,817,279
25,189,514
a
Wireless Telecommunication Services  —  0 .2%
GCI Liberty, Inc. , Class A
(a) (d)
................. 70,458 —
T-Mobile U.S., Inc. ........................ 349,693 61,608,913
61,608,913
a
Total Long-Term Investments — 99.8%
(Cost: $ 29,071,628,473 ) .............................. 36,159,748,603
a
Short-Term Securities
Money Market Funds  —  1 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.48%
(c) (e) (f)
...................... 427,805,414 427,933,756
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.28%
(c) (e)
............................ 81,566,214 81,566,214
a
Total Short-Term Securities — 1.4%
(Cost: $ 509,357,967 ) ................................ 509,499,970
Total Investments — 101.2%
(Cost: $ 29,580,986,440 ) .............................. 36,669,248,573
Liabilities in Excess of Other Assets — ( 1 .2 ) % ............... (450,320,893)
Net Assets — 100.0% ................................. $ 36,218,927,680
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2024

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
  Shares Held
at 06/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 143,393,796  $ 284,567,982
(a)
$ —  $ (12,224) $ (15,798) $ 427,933,756  427,805,414  $ 346,414
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 47,277,823  34,288,391
(a)
—  —  —  81,566,214  81,566,214  816,138  —
BlackRock, Inc. ... 91,044,209  7,786,675  (9,683,959) 2,666,934  (7,812,326) 84,001,533  106,693  555,829  —
$ 2,654,710  $ (7,828,124)
$ 593,501,503
$ 1,718,381  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 181 09/20/24 $ 49,970 $ 168,630
E-Mini S&P MidCap 400 Index ............................................................ 12 09/20/24 3,550 (4,813)
$ 163,817

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 1000 ETF

Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 36,159,671,917  $ 76,686  $ —  $ 36,159,748,603
Short-Term Securities
Money Market Funds ...................................... 509,499,970  —  —  509,499,970
$ 36,669,171,887  $ 76,686  $ —  $ 36,669,248,573
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 168,630  $ —  $ —  $ 168,630
Liabilities
Equity Contracts ........................................... (4,813) —  —  (4,813)
$ 163,817  $ —  $ —  $ 163,817
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)